Quarterly Holdings Report
for
Fidelity® Large Cap Value Index Fund
July 31, 2024
LC2-NPRT1-0924
1.9871047.108
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,495,226	48,033,101
Frontier Communications Parent, Inc. (a)(b)	85,274	2,498,528
Iridium Communications, Inc.	37,901	1,087,759
Liberty Global Ltd.:
Class A	57,770	1,125,937
Class C (b)	59,603	1,198,616
Verizon Communications, Inc.	1,464,766	59,352,318
		113,296,259
Entertainment - 1.2%
Electronic Arts, Inc.	92,915	14,024,590
Liberty Media Corp. Liberty Formula One:
Class A	5,173	382,647
Class C	43,845	3,545,745
Liberty Media Corp. Liberty Live:
Class C	16,061	626,700
Series A	6,940	262,124
Madison Square Garden Sports Corp. (a)	5,942	1,190,836
Playtika Holding Corp.	24,673	188,255
Roku, Inc. Class A (a)	37,314	2,172,048
Take-Two Interactive Software, Inc. (a)	58,297	8,775,447
The Walt Disney Co.	638,415	59,813,101
TKO Group Holdings, Inc.	23,652	2,586,346
Warner Bros Discovery, Inc. (a)	843,305	7,294,588
		100,862,427
Interactive Media & Services - 0.1%
IAC, Inc. (a)	25,822	1,363,660
Match Group, Inc. (a)	91,956	3,507,202
TripAdvisor, Inc. (a)	35,480	625,512
Trump Media & Technology Group (a)(b)	7,535	216,556
Zoominfo Technologies, Inc. (a)	108,396	1,231,379
		6,944,309
Media - 1.2%
Charter Communications, Inc. Class A (a)	32,601	12,379,252
Comcast Corp. Class A	1,352,698	55,825,846
Fox Corp.:
Class A	82,624	3,143,017
Class B	45,899	1,626,202
Interpublic Group of Companies, Inc.	130,864	4,209,895
Liberty Broadband Corp.:
Class A (a)	4,359	288,653
Class C (a)	28,936	1,949,997
Liberty Media Corp. Liberty SiriusXM:
Class A	24,686	558,397
Class C	51,257	1,153,795
News Corp.:
Class A	131,668	3,631,403
Class B	39,998	1,139,543
Nexstar Media Group, Inc.	6,592	1,218,136
Omnicom Group, Inc.	67,249	6,593,092
Paramount Global:
Class A (b)	3,998	91,554
Class B (b)	204,029	2,330,011
Sirius XM Holdings, Inc. (b)	211,930	731,159
The New York Times Co. Class A	55,842	2,992,573
		99,862,525
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	168,176	30,655,121
TOTAL COMMUNICATION SERVICES		351,620,641
CONSUMER DISCRETIONARY - 6.1%
Automobile Components - 0.2%
Aptiv PLC (a)	94,606	6,564,710
BorgWarner, Inc.	79,899	2,821,234
Gentex Corp.	80,364	2,496,106
Lear Corp.	19,613	2,393,571
QuantumScape Corp. Class A (a)(b)	121,464	784,657
		15,060,278
Automobiles - 0.5%
Ford Motor Co.	1,364,381	14,762,602
General Motors Co.	394,125	17,467,620
Harley-Davidson, Inc.	41,976	1,574,100
Lucid Group, Inc. Class A (a)(b)	308,560	1,086,131
Rivian Automotive, Inc. (a)(b)	285,867	4,691,077
Thor Industries, Inc.	17,642	1,872,522
		41,454,052
Broadline Retail - 0.2%
Dillard's, Inc. Class A (b)	1,062	423,303
eBay, Inc.	175,865	9,779,853
Etsy, Inc. (a)	14,023	913,458
Kohl's Corp.	38,259	828,690
Macy's, Inc.	95,240	1,645,747
Nordstrom, Inc. (b)	34,665	791,402
Ollie's Bargain Outlet Holdings, Inc. (a)	21,178	2,067,820
		16,450,273
Distributors - 0.1%
Genuine Parts Co.	48,319	7,108,208
LKQ Corp.	92,446	3,836,509
		10,944,717
Diversified Consumer Services - 0.1%
ADT, Inc.	100,604	782,699
Bright Horizons Family Solutions, Inc. (a)	17,019	2,046,535
Grand Canyon Education, Inc. (a)	6,887	1,074,028
H&R Block, Inc.	38,806	2,248,420
Service Corp. International	49,548	3,959,381
		10,111,063
Hotels, Restaurants & Leisure - 1.8%
Aramark	90,957	3,117,096
Booking Holdings, Inc.	722	2,682,237
Boyd Gaming Corp.	23,822	1,450,045
Caesars Entertainment, Inc. (a)	74,714	2,984,824
Carnival Corp. (a)	346,698	5,775,989
Choice Hotels International, Inc. (b)	1,524	194,234
Darden Restaurants, Inc.	19,518	2,855,288
Domino's Pizza, Inc.	7,864	3,371,297
Doordash, Inc. (a)	15,292	1,693,130
Dutch Bros, Inc. (a)	19,205	734,591
Hilton Worldwide Holdings, Inc.	41,573	8,924,476
Hyatt Hotels Corp. Class A	13,007	1,916,321
Marriott International, Inc. Class A	81,622	18,552,681
Marriott Vacations Worldwide Corp.	12,102	1,023,587
McDonald's Corp.	234,426	62,216,660
MGM Resorts International (a)	84,711	3,640,032
Penn Entertainment, Inc. (a)(b)	52,386	1,046,148
Planet Fitness, Inc. (a)	13,832	1,019,418
Royal Caribbean Cruises Ltd.	53,788	8,429,655
Starbucks Corp.	88,215	6,876,359
Travel+Leisure Co.	23,793	1,096,619
Vail Resorts, Inc.	2,105	383,131
Wendy's Co.	30,554	517,279
Wyndham Hotels & Resorts, Inc.	24,893	1,884,898
Wynn Resorts Ltd.	32,826	2,718,649
Yum! Brands, Inc.	60,302	8,009,915
		153,114,559
Household Durables - 0.9%
D.R. Horton, Inc.	103,038	18,539,627
Garmin Ltd.	53,801	9,213,421
Leggett & Platt, Inc.	46,316	609,982
Lennar Corp.:
Class A	83,583	14,788,340
Class B	4,168	687,553
Mohawk Industries, Inc. (a)	18,433	2,969,003
Newell Brands, Inc.	143,721	1,234,563
NVR, Inc. (a)	1,033	8,891,527
PulteGroup, Inc.	72,672	9,592,704
SharkNinja, Inc.	18,425	1,415,961
Toll Brothers, Inc.	36,034	5,142,412
TopBuild Corp. (a)	10,149	4,856,702
Whirlpool Corp.	18,383	1,874,515
		79,816,310
Leisure Products - 0.1%
Brunswick Corp.	23,463	1,911,061
Hasbro, Inc.	6,076	391,659
Mattel, Inc. (a)	119,047	2,296,417
Polaris, Inc.	18,106	1,507,868
YETI Holdings, Inc. (a)	20,716	856,607
		6,963,612
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	20,660	1,308,398
AutoNation, Inc. (a)	8,940	1,705,037
AutoZone, Inc. (a)	522	1,635,786
Bath & Body Works, Inc.	78,163	2,872,490
Best Buy Co., Inc.	74,887	6,479,223
CarMax, Inc. (a)	50,791	4,288,792
Carvana Co. Class A (a)	23,810	3,172,206
Dick's Sporting Goods, Inc.	17,972	3,888,242
Five Below, Inc. (a)	3,837	279,103
Floor & Decor Holdings, Inc. Class A (a)	23,159	2,269,582
GameStop Corp. Class A (a)(b)	93,488	2,119,373
Gap, Inc.	69,631	1,634,936
Lithia Motors, Inc. Class A (sub. vtg.)	9,413	2,601,094
Lowe's Companies, Inc.	199,021	48,861,646
O'Reilly Automotive, Inc. (a)	1,588	1,788,628
Penske Automotive Group, Inc.	6,414	1,116,742
RH (a)	4,160	1,206,733
Ross Stores, Inc.	87,910	12,591,349
The Home Depot, Inc.	69,647	25,641,240
TJX Companies, Inc.	161,094	18,206,844
Ulta Beauty, Inc. (a)	2,232	814,434
Wayfair LLC Class A (a)(b)	32,110	1,747,747
Williams-Sonoma, Inc.	18,039	2,790,273
		149,019,898
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports, Inc.	42,275	490,813
Birkenstock Holding PLC	13,615	804,783
Capri Holdings Ltd. (a)	39,361	1,320,168
Carter's, Inc. (b)	12,499	756,814
Columbia Sportswear Co.	11,570	945,269
Crocs, Inc. (a)	16,940	2,276,228
NIKE, Inc. Class B	159,711	11,955,965
PVH Corp.	19,901	2,029,703
Ralph Lauren Corp. Class A	13,377	2,348,867
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	42,871	2,792,188
Tapestry, Inc.	79,550	3,189,160
Under Armour, Inc.:
Class A (sub. vtg.) (a)	65,967	459,790
Class C (non-vtg.) (a)(b)	66,300	450,177
VF Corp. (b)	121,545	2,061,403
		31,881,328
TOTAL CONSUMER DISCRETIONARY		514,816,090
CONSUMER STAPLES - 7.7%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	2,513	704,168
Brown-Forman Corp.:
Class A (b)	16,887	769,878
Class B (non-vtg.)	59,920	2,705,987
Coca-Cola Consolidated, Inc.	2,049	2,347,929
Constellation Brands, Inc. Class A (sub. vtg.)	55,366	13,573,529
Keurig Dr. Pepper, Inc.	368,387	12,628,306
Molson Coors Beverage Co. Class B	60,802	3,213,386
Monster Beverage Corp. (a)	52,607	2,706,630
PepsiCo, Inc.	100,355	17,328,298
The Coca-Cola Co.	576,188	38,454,787
		94,432,898
Consumer Staples Distribution & Retail - 2.2%
Albertsons Companies, Inc.	145,162	2,878,562
BJ's Wholesale Club Holdings, Inc. (a)	45,822	4,030,503
Casey's General Stores, Inc.	10,633	4,123,903
Dollar General Corp.	76,329	9,189,248
Dollar Tree, Inc. (a)	71,249	7,434,121
Grocery Outlet Holding Corp. (a)	33,612	657,451
Kroger Co.	230,523	12,563,504
Maplebear, Inc. (NASDAQ)	59,780	2,061,812
Performance Food Group Co. (a)	45,495	3,139,155
Sysco Corp.	65,594	5,027,780
Target Corp.	160,795	24,185,176
U.S. Foods Holding Corp. (a)	79,575	4,328,084
Walgreens Boots Alliance, Inc.	248,718	2,952,283
Walmart, Inc.	1,508,654	103,554,011
		186,125,593
Food Products - 1.5%
Archer Daniels Midland Co.	171,319	10,623,491
Bunge Global SA	48,927	5,148,588
Campbell Soup Co.	66,691	3,125,140
Conagra Brands, Inc.	165,535	5,019,021
Darling Ingredients, Inc. (a)	55,082	2,188,408
Flowers Foods, Inc.	65,035	1,464,588
Freshpet, Inc. (a)	10,999	1,338,578
General Mills, Inc.	196,229	13,174,815
Hormel Foods Corp.	100,718	3,234,055
Ingredion, Inc.	22,759	2,830,537
Kellanova	91,078	5,296,186
Lamb Weston Holdings, Inc.	33,938	2,036,959
McCormick & Co., Inc. (non-vtg.)	87,513	6,739,376
Mondelez International, Inc.	465,436	31,812,551
Pilgrim's Pride Corp. (a)	13,032	537,309
Post Holdings, Inc. (a)	17,175	1,878,258
Seaboard Corp.	90	292,312
The Hershey Co.	44,135	8,715,780
The J.M. Smucker Co.	35,848	4,228,272
The Kraft Heinz Co.	308,802	10,872,918
Tyson Foods, Inc. Class A	97,715	5,950,844
		126,507,986
Household Products - 1.6%
Church & Dwight Co., Inc.	84,766	8,307,916
Colgate-Palmolive Co.	127,093	12,606,355
Kimberly-Clark Corp.	68,829	9,295,356
Procter & Gamble Co.	637,297	102,451,866
Reynolds Consumer Products, Inc.	18,951	527,217
Spectrum Brands Holdings, Inc.	10,153	859,045
		134,047,755
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	45,268	2,321,343
Coty, Inc. Class A (a)	136,494	1,358,115
Estee Lauder Companies, Inc. Class A	51,187	5,098,737
Kenvue, Inc.	665,394	12,303,135
		21,081,330
Tobacco - 1.1%
Altria Group, Inc.	597,366	29,276,908
Philip Morris International, Inc.	540,347	62,226,361
		91,503,269
TOTAL CONSUMER STAPLES		653,698,831
ENERGY - 7.3%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	346,797	13,427,980
Halliburton Co.	306,292	10,622,207
NOV, Inc.	136,771	2,847,572
Schlumberger Ltd.	496,548	23,978,303
TechnipFMC PLC	148,980	4,394,910
		55,270,972
Oil, Gas & Consumable Fuels - 6.7%
Antero Midstream GP LP	72,848	1,046,097
Antero Resources Corp. (a)	100,765	2,924,200
APA Corp.	125,699	3,920,552
Cheniere Energy, Inc.	39,018	7,126,248
Chesapeake Energy Corp.	45,594	3,480,190
Chevron Corp.	598,882	96,102,595
Chord Energy Corp.	21,464	3,684,510
Civitas Resources, Inc.	25,190	1,757,254
ConocoPhillips Co.	407,285	45,290,092
Coterra Energy, Inc.	257,740	6,649,692
Devon Energy Corp.	218,638	10,282,545
Diamondback Energy, Inc.	61,781	12,498,914
DT Midstream, Inc.	33,729	2,541,817
EOG Resources, Inc.	199,964	25,355,435
EQT Corp.	192,051	6,627,680
Exxon Mobil Corp.	1,559,996	184,999,926
Hess Corp.	34,265	5,256,936
HF Sinclair Corp.	56,275	2,896,474
Kinder Morgan, Inc.	673,574	14,232,619
Marathon Oil Corp.	198,439	5,566,214
Marathon Petroleum Corp.	122,398	21,666,894
Matador Resources Co.	37,727	2,319,456
New Fortress Energy, Inc. Class A (b)	10,717	211,554
Occidental Petroleum Corp.	221,416	13,466,521
ONEOK, Inc.	202,747	16,894,908
Ovintiv, Inc.	93,171	4,326,861
Permian Resource Corp. Class A	171,672	2,633,448
Phillips 66 Co.	147,243	21,420,912
Range Resources Corp.	82,352	2,571,853
Southwestern Energy Co. (a)	380,980	2,457,321
The Williams Companies, Inc.	422,863	18,157,737
Valero Energy Corp.	113,288	18,320,935
Viper Energy, Inc.	22,401	955,851
		567,644,241
TOTAL ENERGY		622,915,213
FINANCIALS - 21.3%
Banks - 7.0%
Bank of America Corp.	2,359,058	95,093,628
Bank OZK	36,970	1,733,523
BOK Financial Corp.	7,868	809,145
Citigroup, Inc.	666,151	43,219,877
Citizens Financial Group, Inc.	158,738	6,773,350
Columbia Banking Systems, Inc.	72,481	1,896,103
Comerica, Inc.	46,048	2,523,891
Commerce Bancshares, Inc.	41,376	2,677,441
Cullen/Frost Bankers, Inc.	20,428	2,391,302
East West Bancorp, Inc.	47,919	4,211,601
Fifth Third Bancorp	237,242	10,044,826
First Citizens Bancshares, Inc.	4,162	8,688,966
First Hawaiian, Inc.	44,325	1,109,898
First Horizon National Corp.	189,598	3,171,975
FNB Corp., Pennsylvania	123,658	1,896,914
Huntington Bancshares, Inc.	501,564	7,498,382
JPMorgan Chase & Co.	996,251	212,002,213
KeyCorp	321,489	5,185,618
M&T Bank Corp.	57,734	9,940,063
Pinnacle Financial Partners, Inc.	26,324	2,535,528
PNC Financial Services Group, Inc.	137,995	24,990,895
Popular, Inc.	22,226	2,281,054
Prosperity Bancshares, Inc.	31,170	2,260,448
Regions Financial Corp.	319,166	7,139,743
Synovus Financial Corp.	50,690	2,369,758
TFS Financial Corp.	17,652	239,361
Truist Financial Corp.	463,828	20,728,473
U.S. Bancorp	541,860	24,318,677
Webster Financial Corp.	59,279	2,941,424
Wells Fargo & Co.	1,217,987	72,275,349
Western Alliance Bancorp.	37,293	3,000,595
Wintrust Financial Corp.	22,541	2,438,936
Zions Bancorporation NA	50,232	2,595,487
		590,984,444
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	11,108	2,061,867
Ameriprise Financial, Inc.	3,061	1,316,444
Bank of New York Mellon Corp.	260,211	16,931,930
BlackRock, Inc.	51,314	44,976,721
Carlyle Group LP	76,055	3,782,976
Cboe Global Markets, Inc.	36,647	6,725,091
Charles Schwab Corp.	466,455	30,408,201
CME Group, Inc.	124,936	24,201,353
Coinbase Global, Inc. (a)	10,972	2,461,678
Evercore, Inc. Class A	12,460	3,119,859
FactSet Research Systems, Inc.	8,535	3,525,723
Franklin Resources, Inc.	98,981	2,263,695
Goldman Sachs Group, Inc.	80,127	40,787,047
Houlihan Lokey	16,223	2,437,506
Interactive Brokers Group, Inc.	36,082	4,303,500
Intercontinental Exchange, Inc.	197,481	29,930,220
Invesco Ltd.	126,949	2,191,140
Janus Henderson Group PLC	44,826	1,668,872
Jefferies Financial Group, Inc.	44,919	2,626,414
KKR & Co. LP	166,652	20,573,189
Lazard, Inc. Class A	2,394	117,713
MarketAxess Holdings, Inc.	12,832	2,868,337
Morgan Stanley	379,686	39,187,392
MSCI, Inc.	11,239	6,077,602
NASDAQ, Inc.	143,112	9,685,820
Northern Trust Corp.	70,265	6,228,992
Raymond James Financial, Inc.	65,692	7,620,272
Robinhood Markets, Inc. (a)	230,719	4,745,890
S&P Global, Inc.	108,777	52,727,475
SEI Investments Co.	35,110	2,381,862
State Street Corp.	104,716	8,897,719
Stifel Financial Corp.	34,483	3,057,608
T. Rowe Price Group, Inc.	76,208	8,703,716
TPG, Inc.	21,991	1,121,321
Tradeweb Markets, Inc. Class A	24,396	2,724,545
Virtu Financial, Inc. Class A	28,652	782,773
XP, Inc. Class A	127,413	2,180,036
		405,402,499
Consumer Finance - 0.9%
Ally Financial, Inc.	82,371	3,707,519
American Express Co.	123,335	31,208,688
Capital One Financial Corp.	131,562	19,918,487
Credit Acceptance Corp. (a)	459	263,879
Discover Financial Services	86,878	12,509,563
OneMain Holdings, Inc.	39,218	2,049,533
SLM Corp.	75,871	1,721,513
SoFi Technologies, Inc. (a)(b)	301,370	2,272,330
Synchrony Financial	139,302	7,075,149
		80,726,661
Financial Services - 4.5%
Affirm Holdings, Inc. Class A, (a)(b)	79,122	2,238,361
Apollo Global Management, Inc.	45,691	5,725,539
Berkshire Hathaway, Inc. Class B (a)	636,252	278,996,500
Block, Inc. Class A (a)	111,560	6,903,333
Corebridge Financial, Inc.	88,801	2,624,070
Euronet Worldwide, Inc. (a)	14,987	1,528,524
Fidelity National Information Services, Inc.	195,307	15,005,437
Fiserv, Inc. (a)	138,059	22,582,311
Global Payments, Inc.	88,437	8,988,737
Jack Henry & Associates, Inc.	25,196	4,320,610
MGIC Investment Corp.	92,680	2,302,171
PayPal Holdings, Inc. (a)	363,627	23,919,384
Rocket Companies, Inc. (a)	48,027	777,557
The Western Union Co.	96,777	1,150,679
UWM Holdings Corp. Class A (b)	10,090	84,756
Voya Financial, Inc.	35,200	2,560,096
WEX, Inc. (a)	13,151	2,412,551
		382,120,616
Insurance - 4.0%
AFLAC, Inc.	198,729	18,954,772
Allstate Corp.	77,031	13,181,545
American Financial Group, Inc.	24,930	3,264,833
American International Group, Inc.	234,149	18,551,625
Aon PLC	68,226	22,412,923
Arch Capital Group Ltd. (a)	125,335	12,004,586
Arthur J. Gallagher & Co.	69,819	19,792,988
Assurant, Inc.	18,067	3,159,376
Assured Guaranty Ltd.	18,388	1,514,620
Axis Capital Holdings Ltd.	26,985	2,044,114
Brighthouse Financial, Inc. (a)	21,467	1,070,559
Brown & Brown, Inc.	46,464	4,619,916
Chubb Ltd.	140,624	38,764,412
Cincinnati Financial Corp.	53,186	6,947,155
CNA Financial Corp.	7,611	374,157
Everest Re Group Ltd.	12,512	4,915,589
Fidelity National Financial, Inc.	90,146	4,994,990
First American Financial Corp.	34,721	2,103,398
Globe Life, Inc.	32,214	2,987,526
Hanover Insurance Group, Inc.	12,415	1,706,938
Hartford Financial Services Group, Inc.	103,140	11,440,289
Kemper Corp.	21,039	1,347,758
Lincoln National Corp.	59,129	1,968,996
Loews Corp.	62,925	5,030,854
Markel Group, Inc. (a)	3,408	5,585,201
Marsh & McLennan Companies, Inc.	147,887	32,915,210
MetLife, Inc.	207,153	15,919,708
Old Republic International Corp.	87,492	3,028,973
Primerica, Inc.	12,003	3,021,995
Principal Financial Group, Inc.	81,049	6,606,304
Progressive Corp.	31,898	6,830,000
Prudential Financial, Inc.	124,889	15,651,089
Reinsurance Group of America, Inc.	22,816	5,143,411
RenaissanceRe Holdings Ltd.	18,010	4,176,699
RLI Corp.	13,519	2,035,826
The Travelers Companies, Inc.	79,394	17,184,037
Unum Group	66,283	3,813,261
W.R. Berkley Corp.	107,894	5,948,196
White Mountains Insurance Group Ltd.	867	1,548,462
Willis Towers Watson PLC	35,511	10,024,045
		342,586,336
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	241,059	2,413,001
Annaly Capital Management, Inc.	173,774	3,459,840
Rithm Capital Corp.	167,849	1,948,727
Starwood Property Trust, Inc.	102,964	2,054,132
		9,875,700
TOTAL FINANCIALS		1,811,696,256
HEALTH CARE - 15.8%
Biotechnology - 2.5%
AbbVie, Inc.	349,797	64,824,380
Alnylam Pharmaceuticals, Inc. (a)	4,914	1,166,878
Amgen, Inc.	41,196	13,696,434
Biogen, Inc. (a)	50,614	10,790,905
BioMarin Pharmaceutical, Inc. (a)	65,599	5,531,964
Exact Sciences Corp. (a)(b)	38,287	1,748,950
Exelixis, Inc. (a)	16,465	386,104
Gilead Sciences, Inc.	433,799	32,994,752
Grail, Inc. (b)	9,075	139,574
Incyte Corp. (a)	60,610	3,943,893
Ionis Pharmaceuticals, Inc. (a)	3,575	176,820
Moderna, Inc. (a)	112,286	13,386,737
Regeneron Pharmaceuticals, Inc. (a)	33,271	35,905,730
Repligen Corp. (a)	16,589	2,776,169
Roivant Sciences Ltd. (a)	121,632	1,319,707
United Therapeutics Corp. (a)	15,171	4,752,923
Vertex Pharmaceuticals, Inc. (a)	44,936	22,275,674
		215,817,594
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	601,222	63,693,459
Align Technology, Inc. (a)	10,778	2,499,203
Baxter International, Inc.	176,911	6,336,952
Becton, Dickinson & Co.	100,474	24,220,262
Boston Scientific Corp. (a)	510,524	37,717,513
Dentsply Sirona, Inc.	71,948	1,952,669
Edwards Lifesciences Corp. (a)	168,046	10,595,300
Enovis Corp. (a)	18,835	897,299
Envista Holdings Corp. (a)	59,798	1,020,752
GE Healthcare Technologies, Inc.	134,213	11,358,446
Globus Medical, Inc. (a)	38,891	2,798,596
Hologic, Inc. (a)	80,284	6,551,977
Masimo Corp. (a)(b)	7,127	762,446
Medtronic PLC	462,030	37,110,250
QuidelOrtho Corp. (a)	18,740	736,295
ResMed, Inc.	36,726	7,831,820
Solventum Corp.	48,155	2,835,366
STERIS PLC	34,242	8,175,620
Stryker Corp.	88,422	28,953,784
Teleflex, Inc.	16,360	3,614,251
The Cooper Companies, Inc.	67,806	6,328,334
Zimmer Biomet Holdings, Inc.	71,034	7,909,636
		273,900,230
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	31,611	2,049,973
Amedisys, Inc. (a)	11,144	1,092,669
Cardinal Health, Inc.	34,357	3,464,216
Centene Corp. (a)	185,352	14,257,276
Chemed Corp.	4,631	2,640,411
Cigna Group	88,062	30,704,578
CVS Health Corp.	438,414	26,449,517
Elevance Health, Inc.	67,888	36,118,453
Encompass Health Corp.	34,376	3,194,905
HCA Holdings, Inc.	50,717	18,412,807
Henry Schein, Inc. (a)	44,376	3,192,409
Humana, Inc.	41,888	15,147,120
Labcorp Holdings, Inc.	29,201	6,291,063
McKesson Corp.	25,988	16,035,116
Molina Healthcare, Inc. (a)	7,445	2,540,755
Premier, Inc. Class A	41,266	865,761
Quest Diagnostics, Inc.	38,562	5,487,373
R1 RCM, Inc. (a)	54,433	701,097
Tenet Healthcare Corp. (a)	33,679	5,041,746
UnitedHealth Group, Inc.	297,932	171,656,501
Universal Health Services, Inc. Class B	20,106	4,297,859
		369,641,605
Health Care Technology - 0.0%
Certara, Inc. (a)	41,781	652,201
Doximity, Inc. (a)	38,521	1,078,588
		1,730,789
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	12,024	248,536
Agilent Technologies, Inc.	101,768	14,389,995
Avantor, Inc. (a)	235,616	6,302,728
Azenta, Inc. (a)	19,070	1,187,870
Bio-Rad Laboratories, Inc. Class A (a)	6,708	2,269,719
Bio-Techne Corp.	53,957	4,402,352
Bruker Corp.	13,297	910,977
Charles River Laboratories International, Inc. (a)	17,743	4,331,066
Danaher Corp.	230,100	63,756,108
Fortrea Holdings, Inc. (a)	27,895	769,623
Illumina, Inc. (a)	55,343	6,785,052
IQVIA Holdings, Inc. (a)	55,547	13,677,338
Mettler-Toledo International, Inc. (a)	7,331	11,150,671
QIAGEN NV	76,732	3,413,807
Revvity, Inc.	42,739	5,368,446
Sotera Health Co. (a)	43,746	606,757
Thermo Fisher Scientific, Inc.	132,739	81,414,138
Waters Corp. (a)	7,985	2,685,196
West Pharmaceutical Services, Inc.	9,911	3,034,451
		226,704,830
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	705,014	33,530,466
Catalent, Inc. (a)	62,871	3,730,765
Elanco Animal Health, Inc. (a)	171,012	2,229,996
Jazz Pharmaceuticals PLC (a)	21,141	2,330,795
Johnson & Johnson	838,513	132,359,277
Organon & Co.	89,428	1,954,896
Perrigo Co. PLC	47,046	1,329,990
Pfizer, Inc.	1,970,708	60,185,422
Royalty Pharma PLC	135,955	3,829,852
Viatris, Inc.	412,306	4,972,410
Zoetis, Inc. Class A	27,819	5,008,533
		251,462,402
TOTAL HEALTH CARE		1,339,257,450
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.4%
BWX Technologies, Inc.	25,208	2,507,944
Curtiss-Wright Corp.	13,250	3,904,775
General Dynamics Corp.	94,894	28,345,787
General Electric Co.	297,023	50,553,315
Hexcel Corp.	28,750	1,903,538
Howmet Aerospace, Inc.	132,199	12,651,444
Huntington Ingalls Industries, Inc.	13,718	3,840,766
L3Harris Technologies, Inc.	65,799	14,929,135
Loar Holdings, Inc.	322	20,125
Lockheed Martin Corp.	50,457	27,343,657
Northrop Grumman Corp.	48,516	23,497,269
RTX Corp.	462,188	54,302,468
Spirit AeroSystems Holdings, Inc. Class A (a)	35,242	1,277,523
Textron, Inc.	66,079	6,138,739
The Boeing Co. (a)	168,898	32,191,959
TransDigm Group, Inc.	15,096	19,537,545
Woodward, Inc.	20,669	3,224,157
		286,170,146
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	39,845	3,548,197
Expeditors International of Washington, Inc.	41,049	5,123,736
FedEx Corp.	78,673	23,778,914
GXO Logistics, Inc. (a)	40,776	2,282,640
United Parcel Service, Inc. Class B	253,371	33,031,977
		67,765,464
Building Products - 1.1%
A.O. Smith Corp.	41,748	3,550,250
Advanced Drain Systems, Inc.	14,335	2,537,868
Allegion PLC	30,381	4,156,425
Armstrong World Industries, Inc.	10,009	1,315,183
Builders FirstSource, Inc. (a)	37,898	6,342,988
Carlisle Companies, Inc.	14,300	5,985,694
Carrier Global Corp.	291,528	19,855,972
Fortune Brands Innovations, Inc.	43,322	3,500,851
Hayward Holdings, Inc. (a)	49,504	732,164
Johnson Controls International PLC	236,605	16,926,722
Masco Corp.	76,446	5,951,321
Owens Corning	29,969	5,585,622
Simpson Manufacturing Co. Ltd.	13,338	2,562,096
The AZEK Co., Inc. Class A, (a)	14,856	666,886
Trane Technologies PLC	51,852	17,333,087
		97,003,129
Commercial Services & Supplies - 0.5%
Cintas Corp.	1,534	1,171,884
Clean Harbors, Inc. (a)	17,905	4,274,461
Copart, Inc.	20,615	1,078,783
MSA Safety, Inc.	12,854	2,424,907
RB Global, Inc.	63,607	5,065,025
Republic Services, Inc.	71,312	13,857,348
Stericycle, Inc. (a)	32,040	1,875,942
Tetra Tech, Inc.	14,533	3,099,017
Veralto Corp.	47,192	5,028,780
Vestis Corp.	45,768	593,611
		38,469,758
Construction & Engineering - 0.3%
AECOM	47,147	4,271,990
API Group Corp. (a)	78,998	2,993,234
EMCOR Group, Inc.	9,771	3,668,424
MasTec, Inc. (a)	21,764	2,394,693
MDU Resources Group, Inc.	70,635	1,902,907
Quanta Services, Inc.	35,024	9,294,669
Valmont Industries, Inc.	6,918	2,064,054
Willscot Holdings Corp. (a)	45,221	1,854,061
		28,444,032
Electrical Equipment - 1.5%
Acuity Brands, Inc.	10,695	2,688,188
AMETEK, Inc.	80,211	13,915,004
Eaton Corp. PLC	138,759	42,292,356
Emerson Electric Co.	198,583	23,256,055
GE Vernova LLC	94,688	16,877,189
Generac Holdings, Inc. (a)	10,446	1,626,233
Hubbell, Inc.	18,601	7,359,486
nVent Electric PLC	57,380	4,167,509
Regal Rexnord Corp.	23,058	3,704,959
Rockwell Automation, Inc.	36,156	10,074,869
Sensata Technologies PLC	51,912	2,024,049
		127,985,897
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	3,616	365,252
CSX Corp.	679,034	23,834,093
J.B. Hunt Transport Services, Inc.	28,847	4,994,858
Knight-Swift Transportation Holdings, Inc.	54,352	2,958,379
Landstar System, Inc.	12,355	2,350,539
Lyft, Inc. (a)	39,121	471,408
Norfolk Southern Corp.	78,532	19,598,446
Ryder System, Inc.	14,973	2,098,616
Saia, Inc. (a)	3,830	1,600,366
Schneider National, Inc. Class B (b)	16,255	437,422
U-Haul Holding Co. (a)(b)	1,778	118,753
U-Haul Holding Co. (non-vtg.)	19,473	1,241,014
Union Pacific Corp.	110,475	27,257,497
		87,326,643
Industrial Conglomerates - 0.7%
3M Co.	156,333	19,940,274
Honeywell International, Inc.	191,393	39,187,717
		59,127,991
Machinery - 3.4%
AGCO Corp.	21,620	2,041,360
Allison Transmission Holdings, Inc.	30,357	2,689,327
Caterpillar, Inc.	145,822	50,483,576
CNH Industrial NV	303,239	3,229,495
Crane Co.	16,987	2,725,055
Cummins, Inc.	47,470	13,851,746
Deere & Co.	88,538	32,934,365
Donaldson Co., Inc.	41,706	3,120,443
Dover Corp.	47,641	8,778,331
ESAB Corp.	19,652	1,996,643
Flowserve Corp.	45,608	2,305,484
Fortive Corp.	122,252	8,783,806
Gates Industrial Corp. PLC (a)	71,213	1,323,850
Graco, Inc.	58,101	4,941,490
IDEX Corp.	26,315	5,486,151
Illinois Tool Works, Inc.	64,316	15,904,060
Ingersoll Rand, Inc.	140,221	14,078,188
ITT, Inc.	28,619	4,048,444
Lincoln Electric Holdings, Inc.	13,822	2,839,177
Middleby Corp. (a)	18,496	2,507,688
Nordson Corp.	19,710	4,934,004
Oshkosh Corp.	22,658	2,461,792
Otis Worldwide Corp.	140,363	13,264,304
PACCAR, Inc.	178,723	17,632,811
Parker Hannifin Corp.	44,458	24,948,051
Pentair PLC	57,352	5,039,520
RBC Bearings, Inc. (a)	9,872	2,871,172
Snap-On, Inc.	17,972	5,158,503
Stanley Black & Decker, Inc.	53,388	5,638,841
Timken Co.	22,459	1,952,810
Toro Co.	36,273	3,472,414
Westinghouse Air Brake Tech Co.	60,775	9,793,891
Xylem, Inc.	83,956	11,208,126
		292,444,918
Marine Transportation - 0.0%
Kirby Corp. (a)	20,148	2,475,786
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	43,645	1,637,997
American Airlines Group, Inc. (a)(b)	210,985	2,244,880
Delta Air Lines, Inc.	223,795	9,627,661
Southwest Airlines Co.	207,548	5,591,343
United Airlines Holdings, Inc. (a)	113,723	5,165,299
		24,267,180
Professional Services - 0.9%
Automatic Data Processing, Inc.	10,287	2,701,572
Broadridge Financial Solutions, Inc.	3,535	756,490
CACI International, Inc. (a)	7,667	3,538,167
Clarivate PLC (a)(b)	141,466	953,481
Concentrix Corp. (b)	16,510	1,163,955
Dayforce, Inc. (a)(b)	46,025	2,728,362
Dun & Bradstreet Holdings, Inc.	105,164	1,144,184
Equifax, Inc.	34,101	9,526,796
FTI Consulting, Inc. (a)	12,215	2,662,504
Genpact Ltd.	61,031	2,115,945
Jacobs Solutions, Inc.	43,306	6,337,833
KBR, Inc.	42,250	2,813,428
Leidos Holdings, Inc.	46,834	6,762,830
ManpowerGroup, Inc.	16,608	1,271,841
Parsons Corp. (a)	15,888	1,451,687
Paychex, Inc.	71,624	9,169,304
Paycom Software, Inc.	6,555	1,093,308
Paycor HCM, Inc. (a)	22,807	283,035
Robert Half, Inc.	35,497	2,278,552
Science Applications International Corp.	17,750	2,208,100
SS&C Technologies Holdings, Inc.	74,651	5,445,790
TransUnion	63,570	5,737,828
		72,144,992
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	36,269	1,799,668
Core & Main, Inc. (a)	19,794	1,058,385
Fastenal Co.	31,231	2,209,593
Ferguson PLC	65,577	14,600,719
MSC Industrial Direct Co., Inc. Class A	15,931	1,417,062
SiteOne Landscape Supply, Inc. (a)	9,768	1,432,770
United Rentals, Inc.	17,498	13,247,736
W.W. Grainger, Inc.	1,982	1,936,037
Watsco, Inc.	12,012	5,879,754
WESCO International, Inc.	15,148	2,650,143
		46,231,867
TOTAL INDUSTRIALS		1,229,857,803
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.1%
Ciena Corp. (a)	50,002	2,637,105
Cisco Systems, Inc.	1,409,386	68,284,752
F5, Inc. (a)	20,294	4,132,670
Juniper Networks, Inc.	111,676	4,209,068
Lumentum Holdings, Inc. (a)	23,160	1,199,225
Motorola Solutions, Inc.	30,009	11,971,190
Ubiquiti, Inc. (b)	786	145,858
		92,579,868
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	171,185	11,000,348
Arrow Electronics, Inc. (a)	18,702	2,313,250
Avnet, Inc.	31,226	1,678,710
CDW Corp.	23,198	5,059,716
Cognex Corp.	56,485	2,802,786
Coherent Corp. (a)	45,921	3,199,775
Corning, Inc.	266,304	10,654,823
Crane NXT Co.	17,060	1,072,733
IPG Photonics Corp. (a)	9,852	792,101
Jabil, Inc.	37,458	4,220,393
Keysight Technologies, Inc. (a)	60,542	8,449,847
Littelfuse, Inc.	8,477	2,264,291
TD SYNNEX Corp.	26,180	3,119,871
Teledyne Technologies, Inc. (a)	16,302	6,877,162
Trimble, Inc. (a)	84,602	4,614,193
Vontier Corp.	53,643	2,104,415
Zebra Technologies Corp. Class A (a)	13,966	4,904,720
		75,129,134
IT Services - 2.0%
Accenture PLC Class A	218,103	72,109,214
Akamai Technologies, Inc. (a)	52,300	5,140,044
Amdocs Ltd.	39,786	3,480,081
Cognizant Technology Solutions Corp. Class A	172,937	13,087,872
DXC Technology Co. (a)	63,021	1,281,847
EPAM Systems, Inc. (a)	18,084	3,890,411
Globant SA (a)	3,618	704,461
IBM Corp.	318,873	61,268,258
Kyndryl Holdings, Inc. (a)	78,978	2,122,139
Okta, Inc. (a)	29,691	2,789,173
Twilio, Inc. Class A (a)	48,526	2,869,342
VeriSign, Inc. (a)	28,174	5,268,820
		174,011,662
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	190,248	27,487,031
Allegro MicroSystems LLC (a)	28,696	689,852
Amkor Technology, Inc.	39,164	1,279,096
Analog Devices, Inc.	172,224	39,849,189
Applied Materials, Inc.	23,426	4,970,997
Astera Labs, Inc. (b)	7,237	317,270
Cirrus Logic, Inc. (a)	18,677	2,436,975
First Solar, Inc. (a)	37,042	8,000,702
GlobalFoundries, Inc. (a)	34,176	1,743,318
Intel Corp.	1,481,201	45,532,119
Lattice Semiconductor Corp. (a)	6,317	334,801
MACOM Technology Solutions Holdings, Inc. (a)	19,379	1,955,729
Marvell Technology, Inc.	273,964	18,350,109
Microchip Technology, Inc.	184,244	16,357,182
Micron Technology, Inc.	383,155	42,078,082
MKS Instruments, Inc.	21,854	2,751,419
ON Semiconductor Corp. (a)	149,160	11,671,770
Onto Innovation, Inc. (a)	12,641	2,418,223
Qorvo, Inc. (a)	33,464	4,008,987
Qualcomm, Inc.	24,067	4,354,924
Skyworks Solutions, Inc.	55,800	6,339,996
Teradyne, Inc.	4,720	619,075
Texas Instruments, Inc.	278,099	56,679,357
Universal Display Corp.	8,043	1,790,533
Wolfspeed, Inc. (a)(b)	43,280	815,828
		302,832,564
Software - 1.0%
ANSYS, Inc. (a)	30,311	9,506,439
Aspen Technology, Inc. (a)	9,349	1,757,145
Bill Holdings, Inc. (a)	26,691	1,333,482
CCC Intelligent Solutions Holdings, Inc. Class A (a)	154,831	1,588,566
Dolby Laboratories, Inc. Class A	20,301	1,598,907
DoubleVerify Holdings, Inc. (a)	21,841	461,282
Dropbox, Inc. Class A (a)	59,973	1,434,554
Fair Isaac Corp. (a)	1,286	2,057,600
Fortinet, Inc. (a)	40,351	2,341,972
Gen Digital, Inc.	195,510	5,081,305
Guidewire Software, Inc. (a)	15,495	2,325,335
HashiCorp, Inc. (a)	7,315	246,881
Informatica, Inc. (a)	22,177	530,917
MicroStrategy, Inc. Class A (a)	5,098	8,230,415
nCino, Inc. (a)	10,902	357,150
Nutanix, Inc. Class A (a)	60,402	3,050,905
PTC, Inc. (a)	16,163	2,874,590
Roper Technologies, Inc.	37,106	20,213,494
Salesforce, Inc.	49,541	12,821,211
SentinelOne, Inc. (a)	66,748	1,528,529
Tyler Technologies, Inc. (a)	2,211	1,256,091
UiPath, Inc. Class A (a)	19,144	232,982
Unity Software, Inc. (a)(b)	57,546	941,453
Zoom Video Communications, Inc. Class A (a)	86,586	5,229,794
		87,000,999
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc.	72,473	8,238,731
Hewlett Packard Enterprise Co.	450,816	8,975,747
HP, Inc.	257,589	9,296,387
NetApp, Inc.	39,517	5,017,869
Pure Storage, Inc. Class A (a)	12,864	770,940
Western Digital Corp. (a)	113,359	7,600,721
		39,900,395
TOTAL INFORMATION TECHNOLOGY		771,454,622
MATERIALS - 4.5%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	77,136	20,352,334
Albemarle Corp. (b)	40,753	3,817,334
Ashland, Inc.	17,371	1,678,907
Axalta Coating Systems Ltd. (a)	76,505	2,727,403
Celanese Corp.	28,826	4,068,790
CF Industries Holdings, Inc.	65,033	4,967,871
Corteva, Inc.	243,044	13,634,768
Dow, Inc.	244,533	13,319,713
DuPont de Nemours, Inc.	145,301	12,161,694
Eastman Chemical Co.	40,622	4,197,471
Ecolab, Inc.	11,452	2,641,862
Element Solutions, Inc.	77,737	2,095,012
FMC Corp.	43,253	2,524,245
Huntsman Corp.	56,724	1,357,405
International Flavors & Fragrances, Inc.	88,837	8,837,505
Linde PLC	167,006	75,737,221
LyondellBasell Industries NV Class A	90,439	8,995,063
NewMarket Corp.	2,336	1,310,192
Olin Corp.	41,493	1,892,496
PPG Industries, Inc.	81,196	10,310,268
RPM International, Inc.	34,176	4,151,017
Sherwin-Williams Co.	7,254	2,544,703
The Chemours Co. LLC	47,961	1,159,217
The Mosaic Co.	111,132	3,308,400
The Scotts Miracle-Gro Co.	14,787	1,162,258
Westlake Corp.	11,630	1,719,612
		210,672,761
Construction Materials - 0.5%
CRH PLC	238,742	20,460,189
Eagle Materials, Inc.	2,876	783,135
Martin Marietta Materials, Inc.	20,106	11,929,895
Vulcan Materials Co.	34,114	9,364,634
		42,537,853
Containers & Packaging - 0.6%
Amcor PLC	499,677	5,261,599
Aptargroup, Inc.	22,933	3,370,692
Avery Dennison Corp.	17,342	3,760,266
Ball Corp.	108,177	6,904,938
Berry Global Group, Inc.	40,237	2,644,376
Crown Holdings, Inc.	40,618	3,602,817
Graphic Packaging Holding Co.	105,639	3,179,734
International Paper Co.	120,350	5,593,868
Packaging Corp. of America	30,799	6,155,796
Sealed Air Corp.	47,744	1,816,659
Silgan Holdings, Inc.	28,792	1,480,773
Smurfit Westrock PLC	88,858	3,984,393
Sonoco Products Co.	33,969	1,831,608
		49,587,519
Metals & Mining - 0.9%
Alcoa Corp.	87,038	2,875,736
ATI, Inc. (a)	42,860	2,902,051
Cleveland-Cliffs, Inc. (a)	109,536	1,681,378
Freeport-McMoRan, Inc.	497,365	22,585,345
MP Materials Corp. (a)(b)	45,431	614,227
Newmont Corp.	401,138	19,683,842
Nucor Corp.	83,283	13,570,132
Reliance, Inc.	19,837	6,041,557
Royal Gold, Inc.	22,811	3,150,655
Steel Dynamics, Inc.	51,632	6,878,415
United States Steel Corp.	77,394	3,180,119
		83,163,457
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	6,768	664,347
TOTAL MATERIALS		386,625,937
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Agree Realty Corp.	34,399	2,372,499
Alexandria Real Estate Equities, Inc.	60,179	7,058,395
American Homes 4 Rent Class A	117,285	4,232,816
Americold Realty Trust	98,704	2,950,263
AvalonBay Communities, Inc.	49,284	10,099,277
Brixmor Property Group, Inc.	104,078	2,650,867
BXP, Inc.	54,553	3,890,174
Camden Property Trust (SBI)	35,944	3,980,798
Cousins Properties, Inc.	52,582	1,446,531
Crown Castle, Inc.	151,052	16,627,804
CubeSmart	77,721	3,697,965
Digital Realty Trust, Inc.	112,210	16,774,273
EastGroup Properties, Inc.	16,594	3,102,912
EPR Properties	25,977	1,168,965
Equinix, Inc.	31,170	24,631,781
Equity Lifestyle Properties, Inc.	64,010	4,396,207
Equity Residential (SBI)	131,229	9,137,475
Essex Property Trust, Inc.	22,177	6,173,190
Extra Space Storage, Inc.	72,664	11,598,628
Federal Realty Investment Trust (SBI)	28,627	3,196,205
First Industrial Realty Trust, Inc.	45,873	2,510,171
Gaming & Leisure Properties	90,475	4,541,845
Healthcare Realty Trust, Inc.	132,058	2,336,106
Healthpeak Properties, Inc.	246,267	5,373,546
Highwoods Properties, Inc. (SBI)	36,275	1,123,437
Host Hotels & Resorts, Inc.	242,120	4,239,521
Invitation Homes, Inc.	212,608	7,498,684
Iron Mountain, Inc.	43,393	4,450,386
Kilroy Realty Corp.	40,545	1,498,949
Kimco Realty Corp.	228,836	4,972,606
Lamar Advertising Co. Class A	22,625	2,711,833
Medical Properties Trust, Inc. (b)	206,643	993,953
Mid-America Apartment Communities, Inc.	40,341	5,638,462
National Storage Affiliates Trust	24,906	1,060,248
NNN (REIT), Inc.	62,954	2,826,005
Omega Healthcare Investors, Inc.	85,700	3,119,480
Park Hotels & Resorts, Inc.	72,225	1,087,709
Prologis, Inc.	321,168	40,483,226
Public Storage Operating Co.	46,597	13,788,984
Rayonier, Inc.	51,253	1,554,503
Realty Income Corp.	299,459	17,197,930
Regency Centers Corp.	63,852	4,299,794
Rexford Industrial Realty, Inc.	74,908	3,753,640
SBA Communications Corp. Class A	37,281	8,184,671
Simon Property Group, Inc.	83,633	12,832,648
STAG Industrial, Inc.	62,855	2,565,113
Sun Communities, Inc.	42,846	5,429,874
UDR, Inc.	114,039	4,569,543
Ventas, Inc.	140,106	7,627,371
VICI Properties, Inc.	362,206	11,322,560
Vornado Realty Trust	60,810	1,823,692
Welltower, Inc.	205,661	22,879,786
Weyerhaeuser Co.	253,261	8,043,569
WP Carey, Inc.	75,270	4,351,359
		365,878,229
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	106,281	11,978,932
CoStar Group, Inc. (a)	141,018	11,002,224
Howard Hughes Holdings, Inc.	10,736	796,289
Jones Lang LaSalle, Inc. (a)	11,326	2,841,693
Zillow Group, Inc.:
Class A (a)	16,629	788,215
Class C (a)	54,811	2,669,296
		30,076,649
TOTAL REAL ESTATE		395,954,878
UTILITIES - 4.5%
Electric Utilities - 3.0%
Alliant Energy Corp.	89,011	4,954,352
American Electric Power Co., Inc.	183,256	17,981,079
Avangrid, Inc.	24,576	876,626
Constellation Energy Corp.	92,034	17,468,053
Duke Energy Corp.	268,168	29,302,717
Edison International	132,172	10,575,082
Entergy Corp.	74,066	8,589,434
Evergy, Inc.	77,358	4,486,764
Eversource Energy	122,021	7,920,383
Exelon Corp.	347,652	12,932,654
FirstEnergy Corp.	200,024	8,383,006
IDACORP, Inc.	17,589	1,719,325
NextEra Energy, Inc.	714,717	54,597,232
NRG Energy, Inc.	43,904	3,300,264
OGE Energy Corp.	69,431	2,691,840
PG&E Corp.	742,765	13,555,461
Pinnacle West Capital Corp.	39,436	3,375,327
PPL Corp.	256,588	7,625,795
Southern Co.	380,610	31,788,547
Xcel Energy, Inc.	193,246	11,262,377
		253,386,318
Gas Utilities - 0.1%
Atmos Energy Corp.	52,258	6,682,753
National Fuel Gas Co.	31,672	1,855,662
UGI Corp.	72,803	1,804,058
		10,342,473
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	46,898	1,317,834
Clearway Energy, Inc.:
Class A	11,877	292,531
Class C	28,688	765,396
The AES Corp.	246,330	4,382,211
		6,757,972
Multi-Utilities - 1.2%
Ameren Corp.	92,438	7,327,560
CenterPoint Energy, Inc.	220,077	6,107,137
CMS Energy Corp.	103,394	6,699,931
Consolidated Edison, Inc.	120,329	11,734,484
Dominion Energy, Inc.	291,199	15,567,499
DTE Energy Co.	71,824	8,656,947
NiSource, Inc.	155,800	4,868,750
Public Service Enterprise Group, Inc.	173,263	13,821,190
Sempra	220,137	17,624,168
WEC Energy Group, Inc.	109,887	9,456,875
		101,864,541
Water Utilities - 0.1%
American Water Works Co., Inc.	67,764	9,646,883
Essential Utilities, Inc.	87,461	3,555,290
		13,202,173
TOTAL UTILITIES		385,553,477
TOTAL COMMON STOCKS (Cost $6,745,312,073)		8,463,451,198

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (d) (Cost $807,523)	810,000	807,507

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	25,516,123	25,521,226
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	34,763,706	34,767,182
TOTAL MONEY MARKET FUNDS (Cost $60,288,408)		60,288,408

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $6,806,408,004)	8,524,547,113
NET OTHER ASSETS (LIABILITIES) - (0.3)% (g)	(24,876,791)
NET ASSETS - 100.0%	8,499,670,322

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	51	Sep 2024	14,172,900	133,405	133,405
CME E-mini S&P MidCap 400 Index Contracts (United States)	49	Sep 2024	15,288,490	704,212	704,212

TOTAL FUTURES CONTRACTS					837,617
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $807,507.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $728,547 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	70,417,559	225,352,514	270,249,216	316,045	369	-	25,521,226	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	43,309,594	71,433,622	79,976,034	148,434	-	-	34,767,182	0.2%
Total	113,727,153	296,786,136	350,225,250	464,479	369	-	60,288,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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